POST-EMPLOYMENT BENEFITS - Remeasurement Recognized in OCI and Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Return (loss) on plan assets (excluding interest income)	$ 355	$ (44)
Domestic defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Return (loss) on plan assets (excluding interest income)	277	(114)
Change in financial assumptions	(401)	158
Change in demographic assumptions	0	(10)
Effect of experience adjustments	(30)	20
Remeasurement (loss) gain, recognized in other comprehensive income and equity	$ (154)	$ 54